Restructuring and Other Charges - Additional Information (Detail)		1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 Employees	Aug. 31, 2014 t	Jun. 30, 2014 t	May 31, 2014 t	Aug. 31, 2013 Potline t	May 31, 2013 Potline t	Sep. 30, 2016 USD ($) Employees	Sep. 30, 2015 USD ($) t	Sep. 30, 2016 USD ($) Employees	Sep. 30, 2015 USD ($) Employees t	Dec. 31, 2015 USD ($) t Employees	Dec. 31, 2014 USD ($) Employees t	Dec. 31, 2013 USD ($) Employees
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges							$ 17,000,000	$ 54,000,000	$ 109,000,000	$ 297,000,000	$ 983,000,000	$ 863,000,000	$ 712,000,000
Amount related to legal matters											$ 201,000,000
Capacity of lines under review period						15 months					12 months
Capacity of lines under review | t						460,000					2,800,000
Capacity of smelting lines under review | t											500,000
Asset impairment charges											$ 311,000,000	328,000,000	$ 100,000,000
Number of employees associated with layoff costs | Employees										90			370
Inventory write down										$ 4,000,000	90,000,000
Accelerated depreciation													$ 58,000,000
Amount of cash payments expected to be paid beyond the end of the current annual period											15,000,000
Severance costs											199,000,000	157,000,000	152,000,000
Other costs											$ 254,000,000	$ 181,000,000	73,000,000
Minimum amount of cash payments expected to be paid beyond the end of the current annual period									30,000,000
Maximum amount of cash payments expected to be paid beyond the end of the current annual period									35,000,000
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges							17,000,000	$ 42,000,000	28,000,000
Warrick Smelter, Wenatchee Smelter and Point Comfort [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges									84,000,000
Warrick, IN Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Capacity closure | t											269,000
Inventory write down									5,000,000
Other costs							2,000,000		38,000,000
Other related costs							2,000,000		4,000,000
Suriname [Member]
Restructuring Cost and Reserve [Line Items]
Capacity closure | t								887,000		1,330,000	1,330,000
Sao Luis Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										$ 80,000,000
Number of employees associated with layoff costs | Employees										800
Capacity closure | t										74,000	74,000
Capacity of lines under review | t				85,000
Point Henry Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of power supply										40.00%	40.00%
Reduction in production - result of market conditions, in mt per year | t												190,000
TEXAS
Restructuring Cost and Reserve [Line Items]
Curtailment capacity | t											2,010,000
Remaining curtailment capacity | t											1,635,000
WASHINGTON
Restructuring Cost and Reserve [Line Items]
Curtailment capacity | t											143,000
Pocos de Caldas Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Capacity closure | t								96,000			96,000
Capacity of lines under review | t			200,000	62,000
Massena East Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Reduction in production - result of market conditions, in mt per year | t												84,000
Portovesme [Member]
Restructuring Cost and Reserve [Line Items]
Capacity of lines under review | t		150,000
Baie Comeau Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Reduction in production - result of market conditions, in mt per year | t						105,000
Number of potlines to be shutdown and demolished | Potline					1	2
Quebec Canada [Member]
Restructuring Cost and Reserve [Line Items]
Reduction in production - result of market conditions, in mt per year | t					41,000	280,000
Fusina Italy [Member]
Restructuring Cost and Reserve [Line Items]
Capacity of lines under review | t					84,000
Reduction in production - result of market conditions, in mt per year | t						44,000
Fusina And Massena East [Member]
Restructuring Cost and Reserve [Line Items]
Asset impairment charges													19,000,000
Other Miscellaneous Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges							1,000,000				$ 1,000,000		2,000,000
Other Adjustments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges								$ 2,000,000	4,000,000	$ 6,000,000	7,000,000	$ 9,000,000
Asset Impairment and Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges											85,000,000
Asset Impairment and Accelerated Depreciation [Member] | Warrick, IN Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges									70,000,000
Severance costs							4,000,000		24,000,000
Other costs							2,000,000		38,000,000
Contract Termination [Member] | Warrick, IN Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Other costs							3,000,000		30,000,000
Exit Cost [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges								11,000,000		190,000,000	418,000,000	526,000,000
Restructuring Programs Layoffs 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges								3,000,000		14,000,000	$ 45,000,000
Number of employees associated with layoff costs | Employees											465
Cash payments made against the layoff reserves									$ 1,000,000		$ 34,000,000	87,000,000
Restructuring Programs Layoffs 2014 [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Cash payments made against the layoff reserves							$ 1,000,000
Divested Businesses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										24,000,000	$ 24,000,000	216,000,000
Restructuring Programs Layoffs 2016 [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees	60										3,600
Approximate number of employees already laid off | Employees	45						45		45		740
Cash payments made against the layoff reserves							$ 2,000,000		$ 5,000,000
Restructuring Programs Layoffs 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees	2,700
Approximate number of employees already laid off | Employees	2,500						2,500		2,500
Cash payments made against the layoff reserves							$ 11,000,000		$ 62,000,000		$ 26,000,000
Shutdown Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges											238,000,000	61,000,000
Asset Impairment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges											33,000,000	33,000,000
Corporate Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges											32,000,000	23,000,000
Shutdown and Curtailment Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges												149,000,000
Asset impairment charges										86,000,000	$ 226,000,000	$ 150,000,000
Number of employees associated with layoff costs | Employees											3,100	1,290
Inventory write down												$ 55,000,000
Amount of book value of asset write off												152,000,000
Shutdown and Curtailment Actions [Member] | Point Henry Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation												146,000,000
Layoff Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges								11,000,000		22,000,000	$ 154,000,000	$ 9,000,000	38,000,000
Number of employees associated with layoff costs | Employees												60
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										82,000,000	222,000,000		244,000,000
Asset Retirement Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										45,000,000	76,000,000	$ 87,000,000	58,000,000
Other exit costs												87,000,000	47,000,000
Asset Retirement Obligations [Member] | Historical [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges											72,000,000
Environmental Remediation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										29,000,000	86,000,000	28,000,000	12,000,000
Other exit costs												24,000,000	5,000,000
Environmental Remediation [Member] | Historical [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges											85,000,000
Supplier and Customer Contract [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										8,000,000	65,000,000
Other exit costs												41,000,000	2,000,000
Environmental Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges												4,000,000
Legal Matter [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges													391,000,000
Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges													113,000,000
Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Other exit costs													54,000,000
Operating Supplies [Member]
Restructuring Cost and Reserve [Line Items]
Inventory write down													8,000,000
Inventory write-down, after-tax and non-controlling interests													54,000,000
Restructuring Programs Layoffs Two Thousand Thirteen [Member]
Restructuring Cost and Reserve [Line Items]
Cash payments made against the layoff reserves											6,000,000	24,000,000	23,000,000
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges							1,000,000	5,000,000	1,000,000	34,000,000	50,000,000	23,000,000	406,000,000
Alcoa Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges							1,000,000	$ 5,000,000	1,000,000	15,000,000	32,000,000	23,000,000	14,000,000
Other costs											32,000,000	23,000,000	14,000,000
Alcoa Corporation [Member] | Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										5,000,000
Asset Retirement Obligation Costs [Member] | Warrick, IN Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Other costs							$ 3,000,000		$ 4,000,000
Pension Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										$ 11,000,000	$ 30,000,000	$ 24,000,000	$ 78,000,000
Aluminum Segment [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees							30		60
Number of employees associated with layoff costs | Employees										10
Aluminum Segment [Member] | Sao Luis Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees										680
Aluminum Segment [Member] | Restructuring Programs Layoffs 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees										150
Alumina and Bauxite segments [Member] | Sao Luis Smelter [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees										120
Primary Metals [Member] | Shutdown and Curtailment Actions [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees											1,800
Primary Metals [Member] | Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees													550
Alumina [Member] | Shutdown and Curtailment Actions [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees											1,300
Write Off Of Capitalized Structure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges, after-tax and noncontrolling interests													$ 23,000,000
Global Rolled Products Segment Member [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees													280,000,000
Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges													$ 14,000,000
Energy Segment [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees associated with layoff costs | Employees										80